DWS Strategic High Yield Tax-Free Fund Annual Fund Operating Expenses - Class ACIS [Member] - DWS Strategic High Yield Tax-Free Fund	Sep. 24, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	September 30, 2027
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.44%
Distribution and Service (12b-1) Fees	0.25%
Component2 Other Expenses	0.08%
Component3 Other Expenses	0.22%
Other Expenses (as a percentage of Assets):	0.30%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.00%
Fee Waiver or Reimbursement	(0.06%)
Net Expenses (as a percentage of Assets)	0.94%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.44%
Distribution and Service (12b-1) Fees	1.00%
Component2 Other Expenses	0.08%
Component3 Other Expenses	0.24%
Other Expenses (as a percentage of Assets):	0.32%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.77%
Fee Waiver or Reimbursement	(0.08%)
Net Expenses (as a percentage of Assets)	1.69%
INST Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.44%
Distribution and Service (12b-1) Fees	0.00%
Component2 Other Expenses	0.08%
Component3 Other Expenses	0.26%
Other Expenses (as a percentage of Assets):	0.34%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.79%
Fee Waiver or Reimbursement	(0.10%)
Net Expenses (as a percentage of Assets)	0.69%
Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.44%
Distribution and Service (12b-1) Fees	0.00%
Component2 Other Expenses	0.08%
Component3 Other Expenses	0.25%
Other Expenses (as a percentage of Assets):	0.33%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.78%
Fee Waiver or Reimbursement	(0.09%)
Net Expenses (as a percentage of Assets)	0.69%